UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-21333

Nuveen Multi-Strategy Income and Growth Fund 2
(Exact name of registrant as specified in charter)
333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary 333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:		312-917-7700
Date of fiscal year end:	12/31
Date of reporting period:	3/31/2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Multi-Strategy Income and Growth Fund 2 (JQC)
March 31, 2009

Shares	Description (1)	Value
	Common Stocks – 37.7% (25.6% of Total Investments)
	Aerospace & Defense – 0.6%
3,230	Alliant Techsystems Inc., (2)	$ 216,345
85,520	BAE Systems PLC	410,164
133,460	Bombardier Inc., CLass B Shares, (2)	311,209
1,960	Esterline Technologies Corporation, (2)	39,572
13,760	Finmeccanica S.p.A.	171,266
10,682	Lockheed Martin Corporation	737,378
14,250	Orbital Sciences Corporation, (2)	169,433
21,140	Raytheon Company	823,192
33,800	Thales S.A.	1,279,904
	Total Aerospace & Defense	4,158,463
	Air Freight & Logistics – 0.2%
10,480	FedEx Corporation	466,255
18,050	United Parcel Service, Inc., Class B	888,421
	Total Air Freight & Logistics	1,354,676
	Airlines – 0.0%
35,230	Continental Airlines, inc., (2)	310,376
	Auto Components – 0.3%
24,990	Advance Auto Parts, Inc.	1,026,589
44,130	Aisin Seiki Company Limited	708,132
	Total Auto Components	1,734,721
	Automobiles – 0.2%
26,500	Daimler-Chrysler AG	676,810
9,670	Toyota Motor Corporation	612,111
45,250	Yamaha Motor Company Limited	405,975
	Total Automobiles	1,694,896
	Beverages – 0.9%
1,710	Boston Beer Company, (2)	35,671
107,935	Coca-Cola Amatil Limited	650,453
7,530	Coca-Cola Company	330,944
20,380	Diageo PLC, Sponsored ADR	912,005
29,390	Fomento Economico Mexicano S.A.	740,922
231,690	Foster’s Group Limited	814,816
54,510	Heineken N.V.	1,548,476
18,420	Molson Coors Brewing Company, Class B	631,438
12,522	Pepsi Bottling Group, Inc.	277,237
8,920	SABMiller PLC	132,629
	Total Beverages	6,074,591
	Biotechnology – 0.6%
13,950	Alnylam Pharmaceuticals, Inc., (2)	265,608
12,910	Amgen Inc., (2)	639,303
12,560	Cephalon, Inc., (2)	855,336
17,530	CSL Limited	396,117
7,590	Emergent BioSolutions, Inc., (2)	102,541
12,480	Genzyme Corporation, (2)	741,187
4,980	ISIS Pharmaceuticals, Inc., (2)	74,750
14,930	Novo-Nordisk A/S	716,341
	Total Biotechnology	3,791,183
	Building Products – 0.0%
8,906	Apogee Enterprises, Inc.	97,788
	Capital Markets – 0.8%
17,770	Ameriprise Financial, Inc.	364,107
16,833	Bank of New York Company, Inc.	475,532
12,394	Calamos Asset Management, Inc. Class A	59,615
211,920	Daiwa Securities Group Inc.	939,155
766,590	Endeavor Financial Corporation, Corporate Shares S, 144A	912,028
6,670	Federated Investors Inc.	148,474
16,790	Invesco LTD	232,709
39,420	Legg Mason, Inc.	626,778
4,910	Stifel Financial Corporation, (2)	212,652
19,000	TD Ameritrade Holding Corporation, (2)	262,390
158,760	UBS AG	1,497,107
	Total Capital Markets	5,730,547
	Chemicals – 1.0%
9,950	Bayer AG	475,376
5,890	CF Industries Holdings, Inc.	418,956
7,580	Lubrizol Corporation	257,796
27,700	Mosaic Company	1,162,846
99,133	Nissan Chemical Industries Limited	835,398
18,100	Potash Corporation of Saskatchewan	1,463,591
7,710	Scotts Miracle Gro Company	267,537
2,510	Syngenta AG	504,541
5,640	Terra Industries, Inc.	158,428
16,560	Wacker Chemie AG	1,367,666
	Total Chemicals	6,912,135
	Commercial Banks – 1.5%
6,850	Commerce Bancshares Inc.	248,655
11,180	Community Bank System Inc.	187,265
34,440	Credit Agricole S.A.	379,997
216,240	DnB NOR ASA	970,079
2,450	Goldman Sachs Group, Inc.	259,749
4,330	Hancock Holding Company	135,442
130,533	Hang Seng Bank	1,321,566
7,520	Hatteras Financial Corp.	187,925
71,460	HSBC Holdings PLC	397,859
58,050	IntesaSanpaolo SpA, (2)	159,665
51,850	JPMorgan Chase & Co.	1,378,173
7,000,000	Krung Thai Bank Public Company Limited	872,409
22,640	Morgan Stanley	515,513
424,820	Nishi-Nippon City Bank Limited	930,497
14,830	Northern Trust Corporation	887,131
79,210	Standard Chartered PLC	983,575
6,190	UMB Financial Corporation	263,013
59,810	United Overseas Bank Limited	383,638
	Total Commercial Banks	10,462,151
	Commercial Services & Supplies – 0.4%
27,450	Corrections Corporation of America, (2)	351,635
3,680	Dun and Bradstreet Inc.	283,360
7,560	GeoEye, Inc., (2)	149,310
8,583	Stericycle Inc., (2)	409,667
203,000	Toppan Printing Company Limited	1,393,404
	Total Commercial Services & Supplies	2,587,376
	Communications Equipment – 0.3%
5,160	Comtech Telecom Corporation, (2)	127,813
8,060	Interdigital Inc., (2)	208,109
40,150	QUALCOMM, Inc.	1,562,237
	Total Communications Equipment	1,898,159
	Computers & Peripherals – 0.6%
18,890	Apple, Inc., (2)	1,985,717
8,140	Data Domain, Inc., (2)	102,320
22,790	Hewlett-Packard Company	730,647
10,220	International Business Machines Corporation (IBM)	990,216
	Total Computers & Peripherals	3,808,900
	Construction & Engineering – 0.5%
207,710	AMEC PLC	1,586,195
19,950	Fluor Corporation	689,273
55,490	JGC Corporation	640,726
3,790	Quanta Services Incorporated, (2)	81,296
9,720	Shaw Group Inc., (2)	266,425
	Total Construction & Engineering	3,263,915
	Consumer Finance – 0.4%
7,620	MasterCard, Inc.	1,276,198
29,080	Visa Inc.	1,616,848
	Total Consumer Finance	2,893,046
	Containers & Packaging – 0.0%
14,530	Packaging Corp. of America	189,181
	Distributors – 0.1%
60,800	Jardine Cycle & Carriage Limited	474,650
23,740	Unilever PLC	448,917
	Total Distributors	923,567
	Diversified Consumer Services – 0.2%
14,030	Apollo Group, Inc., (2)	1,098,970
2,460	ITT Educational Services, Inc., (2)	298,693
	Total Diversified Consumer Services	1,397,663
	Diversified Financial Services – 0.4%
23,060	Deutsche Boerse AG	1,383,505
10,630	Eaton Vance Corporation	242,896
92,420	ING Groep N.V., Ordinary Shares	506,408
21,130	ING Groep N.V.	114,947
29,710	New York Stock Exchange Euronext	531,809
	Total Diversified Financial Services	2,779,565
	Diversified Telecommunication Services – 2.1%
34,980	AT&T Inc.	881,496
8,440	Cbeyond Inc., (2)	158,925
22,150	Embarq Corporation	838,378
21,130	France Telecom S.A.	478,806
43,300	KT Corporation, Sponsored ADR	597,107
219,600	Nippon Telegraph and Telephone Corporation, ADR, (3)	4,178,988
49,459	Nippon Telegraph and Telephone Corporation, ADR	1,887,588
295,000	Sprint Nextel Corporation, (2)	1,053,150
3,270,000	Telecom Italia S.p.A.	3,325,197
15,190	Telefonica SA	905,628
	Total Diversified Telecommunication Services	14,305,263
	Electric Utilities – 2.2%
47,000	Ameren Corporation, (3)	1,089,930
196,500	Centrais Electricas Brasileiras S.A., ADR, (2)	2,096,655
26,910	Chubu Electric Power Inc.	593,113
41,800	E.ON A.G., Sponsored ADR	1,157,024
35,460	Edison International	1,021,603
10,320	El Paso Electric Company, (2)	145,409
29,010	Exelon Corporation	1,316,764
11,890	FPL Group, Inc.	603,180
382,100	Korea Electric Power Corporation, Sponsored ADR, (2)	3,496,215
14,980	PG&E Corporation	572,536
211,100	PNM Resources Inc.	1,743,686
14,230	Progress Energy, Inc.	515,980
8,020	Southern Company	245,572
32,150	Tohoku Electric Power Company	707,637
	Total Electric Utilities	15,305,304
	Electrical Equipment – 0.4%
99,600	ABB Limited	1,389,096
34,294	Emerson Electric Co.	980,123
14,900	GrafTech International Ltd., (2)	91,784
	Total Electrical Equipment	2,461,003
	Electronic Equipment & Instruments – 0.3%
12,094	Itron Inc., (2)	572,651
6,228	Multi Fineline Electronix, Inc., (2)	104,880
67,000	Tech Data Corporation, (2)	1,459,260
3,470	Thermo Fisher Scientific, Inc., (2)	123,775
	Total Electronic Equipment & Instruments	2,260,566
	Energy Equipment & Services – 0.8%
328,000	BJ Services Company, (3)	3,263,600
3,880	Cabot Oil & Gas Corporation	91,452
23,950	Cooper Cameron Corporation, (2)	525,224
9,370	EnergySolutions Inc.	81,051
20,700	FMC Technologies Inc., (2)	649,359
12,990	Matrix Service Company, (2)	106,778
8,300	Pride International Inc., (2)	149,234
12,740	Superior Well Services, Inc., (2)	65,356
14,300	Technip S.A.	504,096
	Total Energy Equipment & Services	5,436,150
	Food & Staples Retailing – 0.7%
19,250	Casino Guichard-Perrachon S.A, (2)	1,252,544
91,310	Koninklijke Ahold N.V., (2)	1,000,093
7,690	Kroger Co.	163,182
31,930	Safeway Inc.	644,667
32,030	Wal-Mart Stores, Inc.	1,668,763
64,960	William Morrison Supermarkets PLC	237,830
	Total Food & Staples Retailing	4,967,079
	Food Products – 2.1%
5,960	Campbell Soup Company	163,066
12,370	ConAgra Foods, Inc.	208,682
7,790	Dean Foods Company, (2)	140,843
7,980	Diamond Foods Inc.	222,881
3,640	General Mills, Inc.	181,563
10,980	H.J. Heinz Company	362,999
5,570	Hershey Foods Corporation	193,558
211,720	Jeronimo Martins SGPS	1,042,342
13,010	Monsanto Company	1,081,131
22,510	Nestle S.A.	760,486
377,700	Smithfield Foods, Inc., (2)	3,573,042
516,000	Tyson Foods, Inc., Class A, (3)	4,845,240
75,860	Unilever PLC	1,436,030
	Total Food Products	14,211,863
	Gas Utilities – 0.1%
15,480	E.ON AG	429,323
15,270	Spectra Energy Corporation	215,918
	Total Gas Utilities	645,241
	Health Care Equipment & Supplies – 0.8%
22,360	Baxter International, Inc.	1,145,279
4,230	Beckman Coulter, Inc.	215,772
9,270	Becton, Dickinson and Company	623,315
10,650	Covidien Limited	354,006
34,700	Fresenius Medical Care, ADR	1,346,515
5,300	Gen-Probe, Inc., (2)	241,574
7,440	Masimo Corporation, (2)	215,611
110,000	Paramount Bed Company Limited	1,456,447
8,530	Volcano Corporation, (2)	124,112
	Total Health Care Equipment & Supplies	5,722,631
	Health Care Providers & Services – 0.5%
3,940	Emergency Medical Services Corporation, (2)	123,677
30,018	Express Scripts, Inc., (2)	1,385,931
43,000	Health Net Inc., (2)	622,640
3,440	Humana Inc., (2)	89,715
18,650	Omnicare, Inc.	456,739
9,820	Pharmerica Corporation, (2)	163,405
10,720	Quest Diagnostics Incorporated	508,986
3,760	RehabCare Group Inc., (2)	65,574
	Total Health Care Providers & Services	3,416,667
	Hotels, Restaurants & Leisure – 0.3%
13,170	Burger King Holdings Inc.	302,252
24,610	McDonald’s Corporation	1,342,968
11,450	Starwood Hotels & Resorts Worldwide, Inc.	145,415
	Total Hotels, Restaurants & Leisure	1,790,635
	Household Durables – 0.0%
5,330	MDC Holdings Inc.	165,976
	Household Products – 0.2%
4,190	Church & Dwight Company Inc.	218,844
17,030	Colgate-Palmolive Company	1,004,429
11,980	Reckitt and Benckiser	449,486
	Total Household Products	1,672,759
	Industrial Conglomerates – 0.2%
13,925	East Asiatic Co LTD	394,088
26,080	Mitsubishi Corporation	345,735
22,920	Walter Industries Inc.	524,180
	Total Industrial Conglomerates	1,264,003
	Insurance – 0.9%
8,160	Ace Limited	329,664
11,950	Amtrust Financial Services, Inc.	114,123
7,720	Arch Capital Group Limited, (2)	415,799
6,380	Aspen Insurance Holdings Limited	143,295
6,400	Axis Capital Holdings Limited	144,256
11,390	Chubb Corporation	482,025
1,220	Fairfax Financial Holdings Limited	317,810
3,030	Fairfax Financial Holdings Limited	783,455
6,486	First American Corporation	171,944
13,060	HCC Insurance Holdings Inc.	328,981
326,590	Mapfre S.A.	715,154
16,110	Mitsui Sumitomo Insurance Company Limited	379,555
1,840	Navigators Group, Inc., (2)	86,811
15,330	Progressive Corporation, (2)	206,035
21,650	SCOR SE	444,898
5,000	Stewart Information Services Corporation	97,500
13,670	Travelers Companies, Inc.	555,549
19,480	WR Berkley Corporation	439,274
1,415	Zurich Financial Services AG	223,631
	Total Insurance	6,379,759
	Internet & Catalog Retail – 0.1%
5,340	Amazon.com, Inc., (2)	392,170
	Internet Software & Services – 0.7%
207,000	eBay Inc., (2)	2,599,920
17,830	Equinix Inc., (2)	1,001,155
1,080	Google Inc., Class A, (2)	375,905
17,930	Sohu.com Inc., (2)	740,688
15,920	Switch & Data Facilities Company, Inc., (2)	139,618
5,100	Vocus, Inc., (2)	67,779
	Total Internet Software & Services	4,925,065
	IT Services – 0.1%
16,020	Accenture Limited	440,390
4,250	Affiliated Computer Services, Inc., (2)	203,533
13,240	CGI Group Inc., (2)	105,920
11,290	Fidelity National Information Services	205,478
	Total IT Services	955,321
	Leisure Equipment & Products – 0.1%
26,560	Hasbro, Inc.	665,859
12,780	Marvel Entertainment Inc., (2)	339,309
	Total Leisure Equipment & Products	1,005,168
	Life Sciences Tools & Services – 0.1%
1,440	Bio-Rad Laboratories Inc., (2)	94,896
15,250	Illumina Inc., (2)	567,910
	Total Life Sciences Tools & Services	662,806
	Machinery – 0.3%
56,100	ABB Limited	782,034
4,550	Badger Meter Inc.	131,450
6,230	Cummins Inc.	158,554
11,590	Flowserve Corporation	650,431
6,712	Harsco Corporation	148,805
7,900	Robbins & Myers, Inc.	119,843
6,040	SPX Corporation	283,940
	Total Machinery	2,275,057
	Marine – 0.2%
196,780	Kawasaki Kisen Kaisha Limited	618,494
56,500	Stolt-Nielsen S.A.	430,195
4,670	Transocean Inc., (2)	274,783
	Total Marine	1,323,472

	Media – 0.5%
35,700	Cablevision Systems Corporation	461,958
43,370	DIRECTV Group, Inc., (2)	988,402
25,030	Liberty Media Corporation, Entertainment Tracking Shares, Class A, (2)	499,349
10,600	National CineMedia, Inc.	139,708
27,890	Regal Entertainment Group, Class A	374,005
32,400	Scholastic Corporation	488,268
17,834	Shaw Communication Inc.	271,867
	Total Media	3,223,557
	Metals & Mining – 4.3%
177,700	AngloGold Ashanti Limited, Sponsored ADR, (3)	6,532,252
146,800	Barrick Gold Corporation, (3)	4,759,256
65,220	BHP Billiton PLC	1,441,438
1,640	Compass Minerals International, Inc.	92,447
319,100	Crystallex International Corporation, (2)	82,966
26,656	Freeport-McMoRan Copper & Gold, Inc.	1,015,860
177,000	Gold Fields Limited, (3)	2,007,180
180,000	Ivanhoe Mines Ltd., (2)	1,107,000
1,845,500	Lihir Gold Limited, (2)	4,175,412
1,500,000	Minara Resources Limited	422,821
241,460	Mitsubishi Materials	657,736
150,800	Newmont Mining Corporation, (3)	6,749,808
265,900	NovaGold Resources Inc., (2)	733,884
	Total Metals & Mining	29,778,060
	Multiline Retail – 0.5%
30,640	Big Lots, Inc., (2)	636,699
7,600	Dollar Tree Stores Inc., (2)	338,580
15,870	Family Dollar Stores, Inc.	529,582
6,220	Kohl’s Corporation, (2)	263,230
87,010	Next PLC	1,651,128
	Total Multiline Retail	3,419,219
	Multi-Utilities – 0.2%
86,770	Centrica PLC	283,246
14,890	RWE AG	1,042,754
	Total Multi-Utilities	1,326,000
	Oil, Gas & Consumable Fuels – 4.5%
4,970	Alpha Natural Resources Inc., (2)	88,218
145,600	Arch Coal Inc., (3)	1,946,672
53,150	BG Group PLC	801,738
117,990	BP PLC, Sponsored ADR, (3)	4,731,399
170,309	Cameco Corporation, (3)	2,924,206
27,650	Chesapeake Energy Corporation	471,709
53,210	Chevron Corporation, (3)	3,577,840
3,323	Comstock Resources Inc., (2)	99,025
36,170	Continental Resources Inc., (2)	767,166
32,330	Eni S.p.A., Sponsored ADR	1,238,886
9,860	EOG Resources, Inc.	539,934
95,100	Gazprom OAO, ADR	1,409,179
15,590	Hess Corporation	844,978
5,890	McMoran Exploration Corporation, (2)	27,683
13,290	Murphy Oil Corporation	594,993
58,800	Nexen Inc.	997,248
19,820	Occidental Petroleum Corporation	1,102,983
25,590	Petrohawk Energy Corporation, (2)	492,096
30,390	Repsol YPF S.A.	519,365
89,600	Royal Dutch Shell PLC, Class B, Sponsored ADR, (3)	3,907,456
25,970	SandRidge Energy Inc., (2)	171,142
16,940	Southwestern Energy Company, (2)	502,949
51,353	StatoilHydro ASA, Sponsored ADR	895,596
12,630	Tesoro Corporation	170,126
21,400	Total S.A. Sponsored ADR	1,049,884
8,540	Total S.A.	422,298
14,750	Valero Energy Corporation	264,025
6,610	Whiting Petroleum Corporation, (2)	170,869
20,700	Woodside Petroleum Limited	551,367
	Total Oil, Gas & Consumable Fuels	31,281,030
	Paper & Forest Products – 0.0%
7,030	Buckeye Technologies Inc., (2)	14,974
	Personal Products – 0.0%
21,760	Shiseido Company, Limited	319,024
	Pharmaceuticals – 1.7%
15,900	Abbott Laboratories	758,430
19,130	Astellas Pharma Inc.	591,999
15,020	AstraZeneca Group	531,933
36,410	Bristol-Myers Squibb Company	798,107
29,940	Eli Lilly and Company	1,000,295
67,470	GlaxoSmithKline PLC, ADR	1,050,825
7,200	GlaxoSmithKline PLC, ADR	223,704
23,375	H. Lundbeck A/S	398,810
15,160	Johnson & Johnson	797,416
34,290	Novartis AG	1,297,312
4,670	Noven Pharmaceuticals Inc., (2)	44,272
3,280	Novo Nordisk A/S	157,262
12,950	Perrigo Company	321,549
85,000	Pfizer Inc.	1,157,700
3,040	Roche Holdings AG	417,240
14,040	Sanofi-Synthelabo, SA	787,940
39,200	Shionogi & Company Limited	675,681
41,455	Warner Chilcott Limited, (2)	436,107
21,600	Watson Pharmaceuticals Inc., (2)	671,976
	Total Pharmaceuticals	12,118,558
	Real Estate – 0.3%
3,520	American Public Education Inc., (2)	148,051
30,570	Annaly Capital Management Inc.	424,006
4,560	Equity Lifestyles Properties Inc.	173,736
10,420	Health Care Property Investors Inc.	185,997
9,080	Lexington Corporate Properties Trust	21,610
16,760	Rayonier Inc.	506,487
8,937	Tanger Factory Outlet Centers	275,796
	Total Real Estate	1,735,683
	Road & Rail – 0.4%
19,730	Canadian National Railways Company	707,326
21,030	CSX Corporation	543,626
8,230	Kansas City Southern Industries, (2)	104,603
7,370	Landstar System	246,674
243,630	Stagocoach Group PLC	418,522
14,340	Union Pacific Corporation	589,517
	Total Road & Rail	2,610,268
	Semiconductors & Equipment – 0.5%
64,650	Broadcom Corporation, Class A, (2)	1,291,707
78,500	Intel Corporation	1,181,425
65,930	Marvell Technology Group Ltd., (2)	603,919
12,410	Monolithic Power Systems, Inc., (2)	192,355
18,150	ON Semiconductor Corporation, (2)	70,785
10,480	Semtech Corporation, (2)	139,908
5,300	Sigma Designs, Inc., (2)	65,932
10,780	Xilinx, Inc.	206,545
	Total Semiconductors & Equipment	3,752,576
	Software – 0.7%
9,510	Adobe Systems Incorporated, (2)	203,419
2,380	Advent Software Inc., (2)	79,278
15,110	Ansys Inc., (2)	379,261
6,710	Blackboard, Inc., (2)	212,975
23,850	BMC Software, Inc., (2)	787,050
33,230	CA Inc.	585,180
18,440	CommVault Systems, Inc., (2)	202,287
5,020	Nintendo Co., Ltd.	1,468,509
21,570	Salesforce.com, Inc., (2)	705,986
25,830	Symantec Corporation, (2)	385,900
15,190	Wind River Systems Inc., (2)	97,216
	Total Software	5,107,061
	Specialty Retail – 0.4%
4,330	Aeropostale, Inc., (2)	115,005
36,590	Gap, Inc.	475,304
33,500	Home Depot, Inc.	789,260
12,520	Hot Topic, Inc., (2)	140,099
37,100	Lowe’s Companies, Inc.	677,075
6,410	NetFlix.com Inc., (2)	275,117
10,210	O’Reilly Automotive Inc., (2)	357,452
	Total Specialty Retail	2,829,312
	Textiles, Apparel & Luxury Goods – 0.1%
17,568	Guess Inc.	370,333
7,880	True Religion Apparel, Inc., (2)	93,063
	Total Textiles, Apparel & Luxury Goods	463,396
	Thrifts & Mortgage Finance – 0.2%
103,020	Hudson City Bancorp, Inc.	1,204,304
22,790	People’s United Financial, Inc.	409,536
	Total Thrifts & Mortgage Finance	1,613,840
	Tobacco – 0.3%
10,580	British American Tobacco PLC	486,680
5,410	Lorillard Inc.	334,013
28,410	Philip Morris International	1,010,827
	Total Tobacco	1,831,520
	Trading Companies & Distributors – 0.2%
119,000	Mitsui & Company Limited	1,212,286
	Water Utilities – 0.0%
3,860	California Water Service Group	161,579
	Wireless Telecommunication Services – 0.7%
150	KDDI Corporation	706,370
10,545	Millicom International Cellular S.A., (2)	394,711
18,110	Millicom International Cellular S.A., (2)	670,793
1,340	NTT Mobile Communications	1,825,662
27,110	Partner Communications Company Limited	409,902
605,310	Vodafone Group PLC	1,055,329
	Total Wireless Telecommunication Services	5,062,767
	Total Common Stocks (cost $390,067,992)	261,467,567

Shares	Description (1)	Coupon	Ratings (4)	Value
	Convertible Preferred Securities – 1.3% (0.9% of Total Investments)
	Capital Markets – 0.0%
8,150	AMG Capital Trust II, Convertible Bond	5.150%	BB	$142,116
	Commercial Banks – 0.3%
3,900	Bank of America Corporation	7.250%	BB-	1,655,550
15,600	Fifth Third Bancorp, Convertible Bond	8.500%	Baa1	642,720
	Total Commercial Banks			2,298,270
	Communications Equipment – 0.5%
11,400	Lucent Technologies Capital Trust I	7.750%	B3	3,226,200
	Electric Utilities – 0.1%
23,200	Centerpoint Energy Inc.	2.000%	BBB-	400,200
5,300	CMS Energy Corporation, Convertible Bonds	4.500%	Ba2	334,563
	Total Electric Utilities			734,763
	Food Products – 0.1%
4,650	Bunge Limited, Convertible Bonds	4.875%	Ba1	356,306
	Health Care Providers & Services – 0.0%
3,400	Omnicare Capital Trust II, Series B	4.000%	B	114,699
	Independent Power Producers & Energy Traders – 0.0%
300	NRG Energy Inc., Convertible Bond	4.000%	B2	267,750
	Insurance – 0.0%
3,550	Reinsurance Group of America Inc.	5.750%	BBB	154,425
	Metals & Mining – 0.1%
1,100	Freeport McMoran Copper & Gold, Inc.	5.500%	BB	1,001,275
	Oil, Gas & Consumable Fuels – 0.1%
600	El Paso Corporation	4.990%	B	348,150
50	El Paso Corporation	4.990%	B	29,013
2,000	Williams Companies Inc., Preferred Convertible Bonds	5.500%	BB	108,000
	Total Oil, Gas & Consumable Fuels			485,163
	Real Estate – 0.1%
13,450	HRPT Properties Trust, Preferred Convertible Bonds	6.500%	BB+	119,301
9,700	Simon Property Group, Inc., Series I	6.000%	Baa1	308,071
	Total Real Estate			427,372
	Total Convertible Preferred Securities (cost $22,214,067)			9,208,339

Shares	Description (1)	Coupon	Ratings (4)	Value
	$25 Par (or similar) Preferred Securities – 41.2% (28.0% of Total Investments)
	Capital Markets – 2.5%
201,409	BNY Capital Trust V, Series F	5.950%	Aa3	$3,935,532
1,175,757	Deutsche Bank Capital Funding Trust II	6.550%	Aa3	13,109,691
7,000	Deutsche Bank Capital Funding Trust IX	6.625%	Aa3	82,040
	Total Capital Markets			17,127,263
	Commercial Banks – 5.8%
113,900	ASBC Capital I	7.625%	A3	1,897,574
444,920	Banco Santander Finance	6.800%	Aa3	6,073,158
916,528	Banco Santander Finance	6.500%	Aa3	12,822,227
28,800	Banesto Holdings, Series A, 144A	10.500%	A1	575,101
28,400	Barclays Bank PLC	7.750%	A	353,296
1,300	Barclays Bank PLC	7.100%	A+	15,210
146,500	Cobank Agricultural Credit Bank	7.000%	A	3,971,762
48,000	Cobank Agricultural Credit Bank	11.000%	A	2,193,864
178,302	Credit Suisse	7.900%	Aa3	3,034,700
16,600	Goldman Sachs Group Inc., Series 2004-4 (CORTS)	6.000%	A2	236,550
18,600	Goldman Sachs Group Inc., Series GSC-3 (PPLUS)	6.000%	A2	251,286
48,612	HSBC Finance Corporation	6.875%	A	836,126
15,100	HSBC USA Inc., Series F	2.858%	A	424,310
150,500	Merrill Lynch Preferred Capital Trust V	7.280%	Baa3	1,489,950
15,200	Morgan Stanley Capital Trust V	5.750%	A3	204,136
355,241	National City Capital Trust II	6.625%	A2	4,955,612
9,600	National Westminster Bank PLC	7.760%	A2	65,280
9,700	Wells Fargo Capital Trust VII	5.850%	A	148,410
33,230	Zions Capital Trust B	8.000%	Baa1	653,966
	Total Commercial Banks			40,202,518
	Diversified Financial Services – 2.1%
256,600	Citigroup Capital XIX	7.250%	Baa3	2,104,120
5,400	ING Groep N.V.	8.500%	A3	58,860
29,700	ING Groep N.V.	7.375%	A3	277,101
570,020	ING Groep N.V.	7.200%	A3	5,574,796
755,475	ING Groep N.V.	7.050%	BBB	6,889,932
	Total Diversified Financial Services			14,904,809
	Diversified Telecommunication Services – 1.5%
209,905	AT&T Inc.	6.375%	A	5,256,021
38,500	BellSouth Capital Funding (CORTS)	7.120%	A	767,594
30,500	BellSouth Corporation (CORTS)	7.000%	A	599,517
25,000	Verizon Communications (CORTS)	7.625%	A	594,250
142,306	Verizon Communications, Series 2004-1 (SATURNS)	6.125%	A	3,201,885
	Total Diversified Telecommunication Services			10,419,267
	Electric Utilities – 0.9%
14,493	Entergy Louisiana LLC	7.600%	A-	362,035
1,850	FPL Group Capital Inc.	6.600%	A3	44,363
1,000	National Rural Utilities Cooperative Finance Corporation	6.750%	A3	21,140
4,825	National Rural Utilities Cooperative Finance Corporation	6.100%	A3	97,658
233,000	Xcel Energy Inc.	7.600%	Baa2	5,407,930
	Total Electric Utilities			5,933,126
	Food Products – 0.3%
35,100	Dairy Farmers of America Inc., 144A	7.875%	BBB-	2,009,475
	Insurance – 11.6%
1,146,570	Aegon N.V.	6.375%	Baa1	7,338,048
192,234	Arch Capital Group Limited, Series B	7.875%	BBB-	3,583,242
379,873	Arch Capital Group Limited	8.000%	BBB-	7,540,479
591,600	Berkley WR Corporation, Capital Trust II	6.750%	BBB-	11,388,300
675,001	Delphi Financial Group, Inc.	8.000%	BBB+	10,287,015
26,700	Delphi Financial Group, Inc.	7.376%	BBB-	331,881
199,472	EverestRe Capital Trust II	6.200%	Baa1	3,285,304
5,800	Financial Security Assurance Holdings	6.250%	A+	51,620
1,081,600	Lincoln National Capital VI, Series F	6.750%	BBB	12,135,552
90,700	Markel Corporation	7.500%	BBB	1,789,511
882,951	PartnerRe Limited, Series C	6.750%	BBB+	15,751,846
143,600	PLC Capital Trust III	7.500%	BBB	1,450,360
14,000	PLC Capital Trust IV	7.250%	BBB	123,480
24,017	Protective Life Corporation	7.250%	BBB	226,961
148,330	Prudential Financial Inc.	9.000%	A-	2,491,944
27,082	Prudential PLC	6.750%	A-	345,837
121,800	RenaissanceRe Holdings Limited, Series B	7.300%	BBB+	2,030,406
35,900	RenaissanceRe Holdings Limited, Series C	6.080%	BBB+	529,166
	Total Insurance			80,680,952
	IT Services – 0.0%
5,100	Vertex Industries Inc. (PPLUS)	7.625%	A	121,074
	Media – 5.6%
32,700	CBS Corporation	7.250%	BBB	464,340
510,321	CBS Corporation	6.750%	BBB	6,741,340
1,014,662	Comcast Corporation	7.000%	BBB+	20,425,146
642,440	Viacom Inc.	6.850%	BBB	11,004,997
	Total Media			38,635,823
	Oil, Gas & Consumable Fuels – 1.5%
613,300	Nexen Inc.	7.350%	BB+	10,150,115
	Pharmaceuticals – 0.1%
42,400	Bristol Myers Squibb Company (CORTS)	6.250%	A+	962,056
	Real Estate – 8.9%
1,166,013	Developers Diversified Realty Corporation, Series H	7.375%	Ba1	5,888,366
14,000	Duke Realty Corporation, Series K	6.500%	Baa3	115,500
135,900	Duke Realty Corporation, Series L	6.600%	Baa3	1,194,561
22,700	Duke Realty Corporation, Series N	7.250%	Baa3	195,447
376,077	Duke Realty Corporation, Series O	8.375%	Baa3	4,279,756
119,100	Duke-Weeks Realty Corporation	6.625%	Baa3	1,021,878
151,515	Equity Residential Properties Trust, Series N	6.480%	BBB-	2,590,907
400,883	HRPT Properties Trust, Series B	8.750%	Baa3	4,590,110
532,500	HRPT Properties Trust, Series C	7.125%	Baa3	5,255,775
585,816	Kimco Realty Corporation, Series G	7.750%	Baa2	7,996,388
3,997	Prologis Trust, Series C	8.540%	BBB	109,168
51,275	Prologis Trust, Series G	6.750%	Baa3	400,458
236,606	Public Storage, Inc.	6.750%	Baa1	4,105,114
26,432	Public Storage, Inc., Series C	6.600%	Baa1	458,067
143,800	Public Storage, Inc., Series E	6.750%	Baa1	2,503,558
27,011	Public Storage, Inc., Series H	6.950%	Baa1	486,468
32,903	Realty Income Corporation	6.750%	Baa2	556,061
136,189	Regency Centers Corporation	7.450%	BBB	2,247,119
1,227,443	Wachovia Preferred Funding Corporation	7.250%	A	14,152,418
203,225	Weingarten Realty Investors Series F	6.500%	Baa3	2,274,088
120,500	Weingarten Realty Trust, Series E	6.950%	Baa3	1,566,500
	Total Real Estate			61,987,707
	Wireless Telecommunication Services – 0.4%
135,400	Telephone and Data Systems Inc.	7.600%	Baa2	2,370,854
19,846	United States Cellular Corporation	8.750%	Baa2	406,842
5,900	United States Cellular Corporation	7.500%	Baa2	105,019
	Total Wireless Telecommunication Services			2,882,715
	Total $25 Par (or similar) Preferred Securities (cost $522,991,848)			286,016,900

		Weighted
Principal		Average
Amount (000)	Description (1)	Coupon	Maturity (5)	Ratings (4)	Value
	Variable Rate Senior Loan Interests – 16.3% (11.1% of Total Investments) (6)
	Aerospace & Defense – 0.1%
$ 574	DAE Aviation Holdings, Inc., Term Loan B1	4.496%	7/31/14	B+	$ 290,107
565	DAE Aviation Holdings, Inc., Term Loan B2	4.920%	7/31/14	B+	285,262
900	McKechnie Aerospace Holdings, Inc., Term Loan	5.520%	5/11/15	N/R	360,000
2,039	Total Aerospace & Defense				935,369
	Airlines – 0.3%
2,504	ACTS Aero Technical Support & Services, Inc., Term Loan, (7)	7.333%	10/16/14	N/R	469,434
980	American Airlines, Inc., Term Loan	3.320%	12/17/10	B+	796,629
1,965	Delta Air Lines, Inc., Term Loan	3.758%	4/30/14	B	905,128
5,449	Total Airlines				2,171,191
	Building Products – 0.5%
3,532	Building Materials Corporation of America, Term Loan	3.875%	2/22/14	B+	2,500,708
975	Stile Acquisition Corporation, Canadian Term Loan	4.250%	4/05/13	Caa3	395,610
986	Stile Acquisition Corporation, Term Loan B	4.250%	4/05/13	Caa3	399,975
975	TFS Acquisition, Term Loan	4.720%	8/11/13	B2	450,938
6,468	Total Building Products				3,747,231
	Chemicals – 0.8%
773	Celanese US Holdings LLC, Term Loan	2.935%	4/02/14	BB+	664,227
1,647	Georgia Gulf Corporation, Term Loan	8.696%	10/03/13	B	722,709
2,955	Hercules Offshore, Inc., Term Loan	3.210%	7/11/13	BB	2,095,095
695	LyondellBasell Finance Company, DIP Term Loan, (7), (8)	8.668%	12/15/09	Caa2	686,924
54	LyondellBasell Finance Company, Dutch Revolving Line of Credit, (7), (8)	0.000%	12/20/13	Caa2	11,741
129	LyondellBasell Finance Company, Dutch Tranche A, Term Loan, (7), (8)	0.000%	12/20/13	Caa2	27,649
155	LyondellBasell Finance Company, German Tranche B1, Euro Term Loan, (7), (8)	0.000%	12/20/14	Caa2	33,320
155	LyondellBasell Finance Company, German Tranche B2, Euro Term Loan, (7), (8)	0.000%	12/20/14	Caa2	33,320
155	LyondellBasell Finance Company, German Tranche B3, Euro Term Loan, (7), (8)	0.000%	12/20/14	Caa2	33,320
203	LyondellBasell Finance Company, Revolving Line of Credit, (7), (8)	0.000%	12/20/13	Caa2	46,695
1,204	LyondellBasell Finance Company, Roll-Up DIP Term Loan, (15)	0.000%	12/15/09	CC	645,957
387	LyondellBasell Finance Company, US Tranche A, Term Loan, (7), (8)	0.000%	12/20/13	Caa2	74,462
674	LyondellBasell Finance Company, US Tranche B1, Term Loan, (7), (8)	0.000%	12/20/14	Caa2	148,378
674	LyondellBasell Finance Company, US Tranche B2, Term Loan, (7), (8)	0.000%	12/22/14	Caa2	148,378
674	LyondellBasell Finance Company, US Tranche B3, Term Loan, (7), (8)	0.000%	12/22/14	Caa2	148,378
10,534	Total Chemicals				5,520,553
	Commercial Services & Supplies – 0.2%
105	Aramark Corporation, Letter of Credit	3.220%	1/24/14	BB	91,682
1,656	Aramark Corporation, Term Loan	3.095%	1/24/14	BB	1,443,133
1,761	Total Commercial Services & Supplies				1,534,815
	Communications Equipment – 0.3%
1,491	CommScope Inc., Term Loan B	3.589%	12/27/14	BB-	1,285,280
922	IPC Systems, Inc., Term Loan	3.470%	5/31/14	B+	482,504
2,413	Total Communications Equipment				1,767,784
	Diversified Consumer Services – 0.3%
965	Cengage Learning Acquisitions, Inc., Term Loan	3.020%	7/05/14	B+	656,269
257	Laureate Education, Inc., Delayed Draw Term Loan	4.409%	8/17/14	B1	173,217
1,720	Laureate Education, Inc., Term Loan B	4.409%	8/17/14	B1	1,160,392
2,942	Total Diversified Consumer Services				1,989,878
	Electric Utilities – 0.4%
907	Calpine Corporation, DIP Term Loan	4.095%	3/31/14	B+	695,139
1,970	TXU Corporation, Term Loan B2	4.033%	10/10/14	Ba3	1,306,972
1,546	TXU Corporation, Term Loan B3	4.033%	10/10/14	Ba3	1,023,171
4,423	Total Electric Utilities				3,025,282
	Electrical Equipment – 0.2%
1,692	Allison Transmission Holdings, Inc., Term Loan	3.293%	8/07/14	B	1,129,910
	Energy Equipment & Services – 0.3%
2,383	PGS Finance, Inc., Term Loan	2.970%	6/29/15	Ba2	1,748,771
	Health Care Equipment & Supplies – 0.2%
90	Bausch & Lomb, Inc., Delayed Term Loan, (15)	3.552%	4/24/15	BB-	73,050
474	Bausch & Lomb, Inc., Term Loan	4.470%	4/24/15	BB-	407,048
925	Biomet, Inc., Term Loan	4.155%	3/24/15	BB-	836,642
1,489	Total Health Care Equipment & Supplies				1,316,740
	Health Care Providers & Services – 3.0%
457	Community Health Systems, Inc., Delayed Term Loan	2.768%	7/25/14	BB	396,471
8,940	Community Health Systems, Inc., Term Loan	3.441%	7/25/14	BB	7,748,580
491	Concentra, Inc., Term Loan	3.470%	6/25/14	B+	297,206
3,049	HCA, Inc., Term Loan, DD1	3.470%	11/18/13	BB	2,601,314
41	HCA, Inc., Term Loan A	3.220%	11/18/12	BB	35,485
2,614	Health Management Associates, Inc., Term Loan	2.970%	2/28/14	BB-	2,127,830
710	IASIS Healthcare LLC, Delayed Term Loan	2.518%	3/14/14	Ba2	604,967
191	IASIS Healthcare LLC, Letter of Credit	0.418%	3/14/14	Ba2	162,544
2,052	IASIS Healthcare LLC, Term Loan	2.518%	3/14/14	Ba2	1,748,239
1,581	Select Medical Corporation, Term Loan B2	3.251%	2/24/12	Ba2	1,291,319
1,824	Select Medical Corporation, Term Loan	3.251%	2/24/12	Ba2	1,490,039
258	Sun Healthcare Group, Inc., Synthetic Letter of Credit	3.220%	4/19/14	Ba2	221,398
1,230	Sun Healthcare Group, Inc., Term Loan	3.267%	4/19/14	Ba2	1,053,404
980	Vanguard Health Holding Company II LLC, Replacement Term Loan	2.771%	9/23/11	Ba3	898,697
24,418	Total Health Care Providers & Services				20,677,493
	Hotels, Restaurants & Leisure – 1.6%
2,253	CCM Merger, Inc., Term Loan B	8.500%	7/13/12	B+	1,244,809
1,942	Cedar Fair LP, Term Loan	2.518%	8/30/12	BB-	1,678,698
1,782	Harrah’s Operating Company, Inc., Term Loan B2	4.159%	1/28/15	B-	1,071,985
1,113	Isle of Capri Casinos, Inc., Delayed Term Loan	2.970%	11/25/13	B+	771,055
336	Isle of Capri Casinos, Inc., Delayed Term Loan A	2.970%	11/25/13	B+	232,498
445	Isle of Capri Casinos, Inc., Delayed Term Loan B	2.268%	11/25/13	B+	308,422
985	Orbitz Worldwide, Inc., Term Loan	3.999%	7/25/14	BB-	380,210
1,975	Travelport LLC, Delayed Term Loan	2.768%	8/23/13	Ba2	1,152,833
134	Travelport LLC, Letter of Credit	3.470%	8/23/13	Ba2	78,695
669	Travelport LLC, Term Loan	3.023%	8/23/13	Ba2	392,197
1,191	Venetian Casino Resort LLC, Delayed Draw Term Loan	2.270%	5/23/14	B-	637,929
4,716	Venetian Casino Resort LLC, Term Loan	2.270%	5/23/14	B-	2,526,007
899	Wintergames Holdings, Term Loan A	8.020%	12/22/13	N/R	550,885
18,440	Total Hotels, Restaurants & Leisure				11,026,223
	Independent Power Producers & Energy Traders – 0.6%
1,557	NRG Energy, Inc., Credit Linked Deposit	2.720%	2/01/13	Ba1	1,405,798
2,915	NRG Energy, Inc., Term Loan	2.720%	2/01/13	Ba1	2,631,109
4,472	Total Independent Power Producers & Energy Traders				4,036,907
	Insurance – 0.2%
3,930	Conseco, Inc., Term Loan	2.564%	10/10/13	Caa1	1,277,385
	IT Services – 0.6%
2,140	First Data Corporation, Term Loan B1	3.272%	9/24/14	Ba3	1,449,716
1,208	Infor Global Solutions Intermediate Holdings, Ltd., Delayed Term Loan	4.270%	7/28/12	B+	730,726
1,171	Infor Global Solutions Intermediate Holdings, Ltd., Term Loan	4.270%	7/28/12	B+	683,022
1,144	Infor Global Solutions Intermediate Holdings, Ltd., Term Loan	3.270%	7/30/12	B+	692,200
1,200	SunGard Data Systems, Inc., Term Loan B, WI/DD	TBD	TBD	BB	1,023,000
6,863	Total IT Services				4,578,664
	Leisure Equipment & Products – 0.3%
583	Herbst Gaming, Inc., Delayed Term Loan, (7), (8)	0.000%	12/02/11	D	131,088
671	Herbst Gaming, Inc., Term Loan, (7), (8)	0.000%	12/02/11	D	150,871
6,000	Wimar OpCo LLC, Term Loan, (8)	6.500%	1/03/12	N/R	1,463,334
7,254	Total Leisure Equipment & Products				1,745,293
	Machinery - 0.2%
1,695	Oshkosh Truck Corporation, Term Loan	7.059%	12/06/13	B+	1,270,114
	Media - 3.2%
5,700	Cequel Communications LLC, Term Loan B	2.521%	11/05/13	BB-	4,942,980
5,268	Charter Communications Operating Holdings LLC, Term Loan	3.211%	3/06/14	B1	4,323,958
2,500	Citadel Broadcasting Corporation, Term Loan	2.663%	6/12/14	CCC+	917,500
853	Discovery Communications Holdings LLC, Term Loan	3.220%	5/14/14	N/R	792,046
1,899	Gray Television, Inc., Term Loan B	2.546%	12/31/14	B	819,649
982	Idearc, Inc., Term Loan, (7), (8)	3.220%	11/17/14	B3	379,457
3,158	Metro-Goldwyn-Mayer Studios, Inc., Term Loan B	3.768%	4/08/12	N/R	1,426,545
2,915	Neilsen Finance LLC, Term Loan	2.533%	8/09/13	Ba3	2,281,750
944	Philadelphia Newspapers, Term Loan, (7), (8)	0.000%	6/29/13	N/R	193,541
1,960	Readers Digest Association, Inc., Term Loan	3.287%	3/02/14	CCC	509,600
5,925	Tribune Company, Term Loan B, (7), (8)	0.000%	6/04/14	Ca	1,566,949
1,256	Tribune Company, Term Loan X, (7), (8)	0.000%	6/04/09	Ca	325,833
5,600	Univision Communications, Inc., Term Loan	2.768%	9/29/14	B2	2,936,500
2,250	Young Broadcasting Inc. Term Loan B, (8)	4.750%	11/03/12	Ca	795,000
41,210	Total Media				22,211,308
	Metals & Mining – 0.2%
2,419	John Maneely Company, Term Loan	4.436%	12/08/13	B+	1,469,283
	Oil, Gas & Consumable Fuels – 0.7%
2,970	CCS Income Trust, Term Loan	3.518%	11/14/14	BB-	1,663,158
1,978	Venoco, Inc., Term Loan	5.250%	5/07/14	B	1,038,420
3,564	Western Refining, Inc., Term Loan	6.500%	5/30/14	BB-	2,367,333
8,512	Total Oil, Gas & Consumable Fuels				5,068,911
	Paper & Forest Products – 0.1%
1,113	Georgia-Pacific Corporation, Term Loan B	3.258%	12/21/12	BB+	984,303
	Pharmaceuticals - 0.2%
2,000	Royalty Pharma Finance Trust, Unsecured Term Loan	7.750%	5/15/15	Baa3	1,635,000
	Real Estate Management & Development – 0.5%
3,795	LNR Property Corporation, Term Loan B	4.000%	7/12/11	BB	2,063,691
1,730	Realogy Corporation, Delayed Term Loan	3.918%	10/10/13	Caa1	999,810
5,525	Total Real Estate Management & Development				3,063,501
	Road & Rail – 0.1%
919	Swift Transportation Company, Inc., Term Loan	3.750%	5/10/14	B-	470,785
	Specialty Retail – 1.2%
3,520	Blockbuster, Inc., Tranche B, Term Loan	5.620%	8/20/11	B1	2,332,019
7,616	Burlington Coat Factory Warehouse Corporation, Term Loan	2.770%	5/28/13	B3	3,274,830
416	Michaels Stores, Inc., Term Loan	2.758%	10/31/13	B	232,208
3,600	Toys “R” Us - Delaware, Inc., Term Loan B	4.795%	7/19/12	BB-	2,173,501
1,480	TRU 2005 RE Holding Co I LLC, Term Loan	3.497%	12/08/09	B3	680,950
16,632	Total Specialty Retail				8,693,508
$ 186,995	Total Variable Rate Senior Loan Interests (cost $174,631,026)				113,096,202

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	Convertible Bonds – 12.1% (8.2% of Total Investments)
	Aerospace & Defense – 0.2%
$ 190	AAR Corporation, Convertible Bond	1.750%	2/01/26	BB	$ 138,225
300	Alliant Techsystems, Inc., Convertible Bonds	2.750%	9/15/11	BB-	289,500
250	Alliant Techsystems, Inc., Convertible Bonds	2.750%	2/15/24	BB-	253,125
650	L-3 Communications Corporation, Convertible Bond	3.000%	8/01/35	BB+	629,688
250	Orbital Sciences Corporation, Convertible Bond	2.438%	1/15/27	BB-	201,250
1,640	Total Aerospace & Defense				1,511,788
	Airlines – 0.4%
3,375	JetBlue Airways Corporation	3.750%	3/15/35	CCC	2,953,125
	Auto Components – 0.1%
1,200	Magna International Inc., Class A	6.500%	3/31/10	N/R	920,844
	Beverages – 0.1%
450	Molson Coors Brewing Company, Senior Convertible Notes	2.500%	7/30/13	BBB	460,125
	Biotechnology – 0.5%
925	Amgen Inc.	0.125%	2/01/11	A+	866,031
2,125	Amgen Inc.	0.375%	2/01/13	A+	1,944,375
400	Invitrogen Corporation, Convertible Bond	2.000%	8/01/23	BB+	433,500
3,450	Total Biotechnology				3,243,906
	Capital Markets – 0.1%
600	Affiliated Managers Group Inc.	3.950%	8/15/38	BBB-	426,750
250	BlackRock Inc.	2.625%	2/15/35	AA-	345,938
850	Total Capital Markets				772,688
	Commercial Banks – 0.2%
200	SVB Financial Group, Convertible Bond	3.875%	4/15/11	A3	164,000
750	U.S. Bancorp, Convertible Bonds	0.704%	12/11/35	AA	667,500
700	U.S. Bancorp, Convertible Bonds	0.000%	9/20/36	AA	619,500
1,650	Total Commercial Banks				1,451,000
	Commercial Services & Supplies – 0.1%
250	Allied Waste Industries Inc., Convertible Debentures	4.250%	4/15/34	BBB-	230,000
100	FTI Consulting Inc., Convertible Bond	3.750%	7/15/12	B+	167,625
350	Total Commercial Services & Supplies				397,625
	Communications Equipment – 0.1%
450	Ciena Corporation, Convertible Bond	0.875%	6/15/17	B+	192,938
300	Comverse Technology, Inc.	0.000%	5/15/23	B+	297,750
1,200	Lucent Technologies Inc., Series B	2.875%	6/15/25	B+	565,500
1,950	Total Communications Equipment				1,056,188
	Computers & Peripherals – 0.5%
1,400	EMC Corporation, Convertible Bonds, 144A	1.750%	12/01/11	A-	1,410,500
700	EMC Corporation, Convertible Bonds, 144A	1.750%	12/01/13	A-	686,875
350	EMC Corporation, Convertible Bonds, 144A	1.750%	12/01/13	A-	343,438
500	Maxtor Corporation, Convertible Bonds	2.375%	8/15/12	B	319,375
850	Sandisk Corporation, Convertible Bond	1.000%	5/15/13	B	514,250
3,800	Total Computers & Peripherals				3,274,438
	Construction & Engineering – 0.0%
150	Fluor Corporation, Convertible Bonds	1.500%	2/15/24	A3	192,563
	Containers & Packaging – 0.1%
500	Sealed Air Corporation, 144A	3.000%	6/30/33	Baa3	468,125
	Diversified Financial Services – 0.1%
200	Leucadia National Corporation, Convertible Bonds	3.750%	4/15/14	BB-	169,250
400	NASDAQ Stock Market Inc., Convertible Bond	2.500%	8/15/13	BB+	337,500
600	Total Diversified Financial Services				506,750
	Diversified Telecommunication Services – 0.2%
1,200	Qwest Communications International Inc., Convertible Bond	3.500%	11/15/25	B+	1,113,000
	Electric Utilities – 0.0%
300	Covanta Holding Corporation, Convertible Bonds	1.000%	2/01/27	B1	237,000
	Electrical Equipment – 0.1%
550	General Cable Corporation, Convertible Bonds	1.000%	10/15/12	B+	392,563
	Electronic Equipment & Instruments – 0.2%
400	Anixter International Inc., Convertible Bond	0.000%	7/07/33	BB-	219,500
250	Itron Inc.	2.500%	8/01/26	B-	249,688
300	Roper Industries Inc.	0.000%	1/15/34	BB+	158,250
550	Tech Data Corporation, Convertible Bonds	2.750%	12/15/26	BBB-	480,563
1,500	Total Electronic Equipment & Instruments				1,108,001
	Energy Equipment & Services – 0.9%
150	Cooper Cameron Corporation	1.500%	5/15/24	BBB+	195,000
1,200	Nabors Industries Inc., Convertible Bond, Series 144A	0.940%	5/15/11	BBB+	1,068,000
450	Nabors Industries Inc., Convertible Bond, Series 144A	0.940%	5/15/11	BBB+	400,500
250	Schlumberger Limited	2.125%	6/01/23	A+	312,500
400	SESI LLC, Convertible Bond, 144A	1.500%	12/15/26	BB+	289,000
1,000	Transocean Inc., Convertible Bond	1.625%	12/15/37	BBB+	923,750
2,400	Transocean Inc.	1.500%	12/15/37	BBB+	2,070,000
1,325	Transocean Inc.	1.500%	12/15/37	BBB+	1,091,469
7,175	Total Energy Equipment & Services				6,350,219
	Food Products – 0.2%
400	Archer Daniels Midland Company, Convertible Bonds	0.875%	2/15/14	A	373,500
350	Archer Daniels Midland Company, Convertible Bonds	0.875%	2/15/14	A	326,813
250	Chiquita Brands International Inc., Convertible Bond	4.250%	8/15/16	B-	140,000
300	Smithfield Foods Inc., Convertible Bond	4.000%	6/30/13	B	210,750
300	Tyson Foods Inc., Convertible Bond	3.250%	10/15/13	BB	266,250
1,600	Total Food Products				1,317,313
	Health Care Equipment & Supplies – 0.7%
500	American Medical Systems Holdings, Convertible Bond	3.250%	7/01/36	B	413,750
200	Beckman Coulter Inc., Convertible Bonds	2.500%	12/15/36	BBB	191,000
150	Beckman Coulter Inc., Convertible Bonds	2.500%	12/15/36	BBB	143,250
1,400	Hologic Inc.	2.000%	12/15/37	B+	962,500
150	Invacare Corporation, Convertible Bond	4.125%	2/01/27	B-	123,000
550	Kinetic Concepts Inc., Convertible Bond	3.250%	4/15/15	B+	369,188
1,800	Medtronic, Inc., Convertible Bond	1.500%	4/15/11	AA-	1,703,250
1,350	Medtronic, Inc., Convertible Bond	1.625%	4/15/13	AA-	1,199,813
6,100	Total Health Care Equipment & Supplies				5,105,751
	Health Care Providers & Services – 1.0%
200	AmeriGroup Corporation, Convertible Bond	2.000%	5/15/12	B+	180,000
400	Laboratory Corporation of America Holdings	0.000%	9/11/21	BBB-	338,500
400	LifePoint Hospitals, Inc., Convertible Bond	3.250%	8/15/25	B1	302,000
600	LifePoint Hospitals, Inc., Convertible Bonds	3.500%	5/15/14	B	429,000
8,265	Omnicare, Inc.	3.250%	12/15/35	B+	5,454,900
200	PSS World Medical Inc. Convertible Note	3.125%	8/01/14	BB-	173,000
10,065	Total Health Care Providers & Services				6,877,400
	Hotels, Restaurants & Leisure – 0.7%
600	Carnival Corporation	2.000%	4/15/21	A3	556,500
400	Carnival Corporation	1.132%	4/29/33	A3	260,500
650	International Game Technology	2.600%	12/15/36	BBB	632,938
3,710	Punch Taverns Corporation, Convertible Bonds	5.000%	12/14/10	N/R	3,207,284
5,360	Total Hotels, Restaurants & Leisure				4,657,222
	Insurance – 0.2%
1,150	Prudential Financial Inc., Convertible Bond	0.366%	12/15/37	A	1,138,500
	Internet & Catalog Retail – 0.1%
250	Priceline.com, Inc., Convertible Bonds	0.750%	9/30/13	BB-	490,625
	Internet Software & Services – 0.1%
300	Equinix Inc., Convertible Bond	2.500%	4/15/12	B-	249,750
400	Equinix Inc., Convertible Bond	3.000%	10/15/14	B-	286,500
700	Total Internet Software & Services				536,250
	Leisure Equipment & Products – 0.0%
400	Eastman Kodak Company	3.375%	10/15/33	CCC+	310,000
	Life Sciences Tools & Services – 0.4%
350	Apogent Technologies, Inc., Convertible Bonds	0.066%	12/15/33	A-	444,185
250	Charles River Laboratories International, Inc.	2.250%	6/15/13	BB+	206,875
200	Fisher Scientific International, Inc., Convertible Bonds	2.500%	10/01/23	A-	310,500
650	Invitrogen Corporation, Convertible Bond	1.500%	2/15/24	BB+	582,563
550	Invitrogen Corporation, Convertible Bond	3.250%	6/15/25	BB+	528,000
200	Kendle International Inc., Convertible Bond	3.375%	7/15/12	B	152,500
250	Millipore Corporation, Convertible Bonds	3.750%	6/01/26	BB-	233,125
2,450	Total Life Sciences Tools & Services				2,457,748
	Machinery – 0.1%
950	Danaher Corporation, Convertible Bonds	0.000%	1/22/21	A+	819,375
	Marine – 0.0%
400	Horizon Lines Inc., Convertible Bonds	4.250%	8/15/12	B-	193,500
	Media – 0.5%
250	Hasbro Inc.	2.750%	12/01/21	BBB	316,250
150	Interpublic Group Companies Inc., Convertible Notes	4.750%	3/15/23	Ba3	101,625
1,740	Interpublic Group Companies Inc., Convertible Notes	4.250%	3/15/23	Ba3	1,278,900
450	Lamar Advertising Company, Convertible	2.875%	12/31/10	B-	414,563
950	Liberty Media Corporation Convertible Bonds	3.750%	2/15/30	BB+	280,250
800	Liberty Media Corporation, Senior Debentures Exchangeable for Motorola Common Stock	3.500%	1/15/31	BB+	242,730
750	Omnicom Group, Inc.	0.000%	7/01/38	A-	699,375
600	Sinclair Broadcast Group, Inc., Convertible Bonds	3.000%	5/15/27	B	346,500
5,690	Total Media				3,680,193
	Metals & Mining – 0.8%
4,890	Coeur d’Alene Mines Corporation, Convertible Bond	1.250%	1/15/24	CCC-	3,001,238
3,000	Gold Reserve, Inc., Convertible Bonds	5.500%	6/15/22	N/R	1,203,750
200	Newmont Mining Corporation	1.250%	7/15/14	BBB+	242,000
750	Newmont Mining Corporation	1.625%	7/15/17	BBB+	850,313
8,840	Total Metals & Mining				5,297,301
	Oil, Gas & Consumable Fuels – 0.5%
550	Chesapeake Energy Corporation, Convertible Bonds, 144A	2.750%	11/15/35	BB	418,000
50	Chesapeake Energy Corporation, Convertible Bonds, 144A	2.500%	5/15/37	BB	33,125
1,150	Chesapeake Energy Corporation, Convertible Bonds	2.500%	5/15/37	BB	761,875
950	Chesapeake Energy Corporation, Convertible Bonds	2.250%	12/15/38	BB	494,000
650	Massey Energy Company, Convertible Bond	3.250%	8/01/15	BB-	401,375
500	Peabody Energy Corp., Convertible Bond	4.750%	12/15/66	Ba3	353,750
450	Pioneer Natural Resouces Company, Convertible Bond	2.875%	1/15/38	BB+	335,250
1,550	USEC Inc., Convertible Bond	3.000%	10/01/14	CCC	862,188
5,850	Total Oil, Gas & Consumable Fuels				3,659,563
	Paper & Forest Products – 0.1%
400	Rayonier Trust Holdings Inc., Convertible Bond	3.750%	10/15/12	BBB	363,000
	Pharmaceuticals - 0.8%
475	Allergan Inc., Convertible Bond	1.500%	4/01/26	A3	496,375
250	King Pharmaceuticals Inc., Convertible Bonds	1.250%	4/01/26	BB	174,688
650	Myland Labs, Inc., Convertible Bonds	1.250%	3/15/12	B+	559,813
450	Myland Labs, Inc., Convertible Bonds	3.750%	9/15/15	B+	511,875
1,100	Teva Pharmaceutical Finance Company B.V., Series D	1.750%	2/01/26	BBB+	1,199,000
967	Teva Pharmaceutical Finance, Series B	0.250%	2/01/24	BBB+	1,271,605
750	Watson Pharmaceuticals Inc., Convertible Bond	1.750%	3/15/23	BB+	726,563
305	Wyeth, Convertible Bond	2.621%	1/15/24	A+	304,390
4,947	Total Pharmaceuticals				5,244,309
	Real Estate – 1.2%
500	Boston Properties Limited Partnership, Convertible Bonds, 144A	3.625%	2/15/14	A-	348,750
1,250	Boston Properties Limited Partnership, Convertible Bonds, 144A	2.875%	2/15/37	A-	979,688
300	Brandywine Operating Partnership, Convertible Bonds	3.875%	10/15/26	BBB-	205,875
600	BRE Properties Inc., Convertible Bond	4.125%	8/15/26	BBB	498,750
750	Developers Diversified Realty Corporation, Convertible Bonds	3.000%	3/15/12	BBB-	356,250
700	Duke Realty Corporation, Series D	3.750%	12/01/11	BBB	490,000
600	ERP Operating LP	3.850%	8/15/26	BBB+	533,280
250	Health Care REIT, Inc., Convertible Bonds	4.750%	12/01/26	Baa2	228,125
700	Hospitality Properties Trust, Convertible Bonds	3.800%	3/15/27	BBB	518,000
450	Host Marriot LP, Convertible Bonds, 144A	3.250%	4/15/24	BB+	410,625
350	Prologis, Convertible Bonds, 144A	2.250%	4/01/37	BBB-	191,188
1,200	Prologis, Convertible Bonds, 144A	2.250%	4/01/37	BBB-	655,500
350	Ventas Inc., Convertible Bond	3.875%	11/15/11	BBB-	298,375
2,000	Vornado Realty Trust, Convertible Bonds	2.850%	4/01/27	BBB	1,510,000
600	Vornado Realty, Convertible Bond	3.875%	4/15/25	BBB	471,750
650	Vornado Realty, Convertible Bond	3.625%	11/15/26	BBB	510,250
650	Weingarten Realty Investment Trust, Convertible Bonds	3.950%	8/01/26	BBB	481,813
11,900	Total Real Estate				8,688,219
	Real Estate Management & Development – 0.0%
250	Forest City Enterprises, Inc., Convertible Bonds	3.625%	10/15/11	B+	142,500

	Semiconductors & Equipment – 0.3%
950	Intel Corporation, Convertible Bond	2.950%	12/15/35	A-	779,000
1,250	Micron Technology, Inc.	1.875%	6/01/14	B-	575,000
600	ON Semiconductor Corporation, Convertible Bonds	2.625%	12/15/26	B+	426,750
3,500	Qimonda Finance LLC, Convertible Bond	6.750%	3/22/13	N/R	104,999
450	Xilinx Inc., Convertible Bond, 144A	3.125%	3/15/37	BB	334,687
100	Xilinx Inc., Convertible Bond, 144A	3.125%	3/15/37	BB	74,374
6,850	Total Semiconductors & Equipment				2,294,810
	Software – 0.1%
300	Computer Associates International Inc., Convertible Bond, Series 144A	1.625%	12/15/09	BBB	318,374
200	Nuance Communications Inc.	2.750%	8/15/27	B-	166,499
500	Total Software				484,873
	Specialty Retail – 0.1%
400	Best Buy Co., Inc.	2.250%	1/15/22	Baa3	394,999
700	TJX Companies, Inc.	0.000%	2/13/21	A-	636,999
1,100	Total Specialty Retail				1,031,998
	Textiles, Apparel & Luxury Goods – 0.0%
300	Iconix Brand Group, Inc., Convertible Notes	1.875%	6/30/12	B	195,749
	Trading Companies & Distributors – 0.0%
300	Wesco International, Inc., Convertible Bonds	1.750%	11/15/26	B	212,249
	Wireless Telecommunication Services – 0.3%
150	American Tower Corporation	3.000%	8/15/12	BB+	225,562
1,000	Nextel Communications, Inc., Convertible Senior Notes	5.250%	1/15/10	BB	968,749
1,341	NII Holdings Inc.	3.125%	6/15/12	N/R	938,699
2,491	Total Wireless Telecommunication Services				2,133,010
$ 109,533	Total Convertible Bonds (cost $103,296,390)				83,741,406

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	Corporate Bonds – 10.0% (6.8% of Total Investments)
	Aerospace & Defense – 0.1%
$ 1,000	Hexcel Corporation, Term Loan	6.750%	2/01/15	B+	$ 850,000
	Biotechnology – 0.1%
1,000	Biomet Inc.	11.625%	10/15/17	B-	887,500
	Chemicals – 0.3%
1,000	Momentive Performance Materials	9.750%	12/01/14	CCC	300,000
2,100	Rockwood Specialties Group Inc., Series WI	7.500%	11/15/14	B+	1,785,000
3,100	Total Chemicals				2,085,000
	Commercial Services & Supplies – 0.1%
1,200	Ticketmaster	10.750%	8/01/16	BB-	822,000
	Diversified Telecommunication Services – 0.3%
1,500	Intelsat Bermuda Limited, Series 144A	9.250%	8/15/14	BB-	1,417,500
750	Syniverse Technologies Inc., Series B	7.750%	8/15/13	B	633,750
2,250	Total Diversified Telecommunication Services				2,051,250
	Electric Utilities – 0.1%
1,000	Sierra Pacific Resources, Series 2006	6.750%	8/15/17	BB	798,635
	Energy Equipment & Services – 0.1%
1,000	Pride International Inc.	7.375%	7/15/14	BBB-	990,000
	Food & Staples Retailing – 0.3%
2,000	Stater Brothers Holdings Inc.	8.125%	6/15/12	B+	1,980,000
	Food Products – 0.4%
750	Dole Foods Company	8.625%	5/01/09	B-	750,000
2,700	Dole Foods Company	8.750%	7/15/13	B-	2,065,500
3,450	Total Food Products				2,815,500
	Health Care Equipment & Supplies – 0.1%
500	Select Medical Corporation	7.625%	2/01/15	B3	326,250
	Health Care Providers & Services – 0.6%
500	Biomet Inc.	10.000%	10/15/17	B-	497,500
2,000	Community Health Systems, Inc.	8.875%	7/15/15	B	1,900,000
1,000	HCA Inc.	9.250%	11/15/16	BB-	912,500
1,800	Select Medical Corporation	8.834%	9/15/15	CCC+	972,000
5,300	Total Health Care Providers & Services				4,282,000
	Hotels, Restaurants & Leisure – 1.1%
1,875	Boyd Gaming Corporation	7.750%	12/15/12	BB-	1,518,750
2,000	Pinnacle Entertainment Inc.	8.250%	3/15/12	B+	1,760,000
3,000	Pinnacle Entertainment Inc.	8.750%	10/01/13	B+	2,655,000
1,750	Seminole Hard Rock Entertainment, Inc.	3.784%	3/15/14	BB	918,750
1,000	Universal City Development Partners	11.750%	4/01/10	B+	860,000
9,625	Total Hotels, Restaurants & Leisure				7,712,500
	Independent Power Producers & Energy Traders – 0.2%
500	Mirant North America LLC, (7)	7.375%	12/31/13	B1	455,000
1,000	NRG Energy Inc.	7.375%	1/15/17	B1	932,500
1,500	Total Independent Power Producers & Energy Traders				1,387,500
	IT Services – 0.5%
1,950	Global Cash Access LLC	8.750%	3/15/12	B	1,608,750
2,250	Sungard Data Systems Inc.	9.125%	8/15/13	B	1,968,750
4,200	Total IT Services				3,577,500
	Leisure Equipment & Products – 0.1%
1,000	Remington Arms Company	10.500%	2/01/11	B3	845,000
	Machinery – 0.2%
3,000	Greenbrier Companies, Inc.	8.375%	5/15/15	Caa1	1,203,750
	Media – 0.6%
5,450	Allbritton Communications Company, Series B	7.750%	12/15/12	B-	2,043,750
2,000	AMC Entertainment Inc.	8.000%	3/01/14	B2	1,650,000
2,198	Dex Media West LLC	9.875%	8/15/13	Caa1	445,095
4,000	Medianews Group Inc., (7)	6.375%	4/01/14	CC	110,000
3,500	Young Broadcasting Inc. Senior Subordinated Note, (9)	10.000%	3/01/11	D	385
2,000	Young Broadcasting Inc., (9)	8.750%	1/15/14	D	220
19,148	Total Media				4,249,450
	Metals & Mining – 0.3%
5,200	MagIndustries Corporation, (10)	11.000%	12/14/12	N/R	1,856,660
	Multi–Utilities – 0.2%
900	Dynegy Holdings, Inc., Term Loan	8.375%	5/01/16	B	614,250
500	Northwestern Corporation	5.875%	11/01/14	A-	505,221
1,400	Total Multi-Utilities				1,119,471
	Oil, Gas & Consumable Fuels – 0.8%
600	Chaparral Energy Inc.	8.500%	12/01/15	CCC	210,000
2,000	El Paso Corporation	8.250%	2/15/16	BB-	1,880,000
2,000	Premcor Refining Group Inc.	7.500%	6/15/15	BBB	1,944,626
3,000	SemGroup LP, 144A, (9)	8.750%	11/15/15	N/R	120,000
1,500	Whiting Petroleum Corporation	7.000%	2/01/14	BB-	1,132,500
9,100	Total Oil, Gas & Consumable Fuels				5,287,126
	Paper & Forest Products – 0.4%
2,000	Georgia-Pacific Corporation	8.125%	5/15/11	B+	1,997,500
1,000	Georgia-Pacific Corporation	7.700%	6/15/15	B+	910,000
3,000	Total Paper & Forest Products				2,907,500
	Personal Products – 0.2%
1,600	Prestige Brands Inc.	9.250%	4/15/12	B-	1,536,000
	Real Estate – 0.4%
3,000	Felcor Lodging Trust Inc., 144A	4.481%	12/01/11	B1	1,455,000
1,000	Trustreet Properties, Inc.	7.500%	4/01/15	AA+	986,264
500	Ventas Realty LP, Series WI	7.125%	6/01/15	BBB-	452,500
4,500	Total Real Estate				2,893,764
	Semiconductors & Equipment – 0.3%
2,400	Avago Technologies Finance Pte Limited	10.125%	12/01/13	BB-	2,148,000
337	NXP BV				230,845
2,737	Total Semiconductors & Equipment				2,378,845
	Software – 0.3%
3,250	Telcorida Technologies, Inc.	5.066%	7/15/12	B	1,787,500
	Specialty Retail – 1.0%
1,000	Quiksilver Inc.	6.875%	4/15/15	Caa1	385,000
7,000	Warnaco Inc., Senior Notes	8.875%	6/15/13	BB+	6,597,500
8,000	Total Specialty Retail				6,982,500
	Textiles, Apparel & Luxury Goods – 0.6%
4,000	Jostens IH Corporation	7.625%	10/01/12	B+	3,810,000
	Wireless Telecommunication Services – 0.3%
1,500	IPCS, Inc.	3.295%	5/01/13	B1	1,132,500
1,000	Metro Wireless Inc.	9.250%	11/01/14	B	969,999
2,500	Total Wireless Telecommunication Services				2,102,499
$ 105,560	Total Corporate Bonds (cost $104,578,836)				69,525,700

Principal
Amount (000)/
Shares		Description (1)	Coupon	Maturity	Ratings (4)	Value
		Capital Preferred Securities – 22.0% (14.9% of Total Investments)
		Capital Markets – 1.1%
9,000		C.A. Preferred Funding Trust	7.000%	1/30/49	Aa3	$ 4,338,000
12,400		Dresdner Funding Trust I, 144A	8.151%	6/30/31	A3	1,612,831
6,700		Kleinwort Benson Group PLC, (10)	3.055%	12/31/99	N/R	226,125
2,200		MUFG Capital Finance	4.850%	7/25/56	A2	1,552,655
		Total Capital Markets				7,729,611
		Commercial Banks – 13.1%
6,900		Abbey National Capital Trust I	8.963%	6/30/50	A+	4,216,086
41,600		AgFirst Farm Credit Bank	7.300%	12/15/53	A	21,243,872
7,870		Bank One Capital III	8.750%	9/01/30	A1	5,663,638
1,000		BanPonce Trust I, Series A	8.327%	2/01/27	Baa2	602,773
13,400		Barclays Bank PLC, 144A	8.550%	6/15/49	A	5,494,000
1,000		Barclays Bank PLC	7.434%	12/15/57	A	415,920
1,750		BBVA International Preferred S.A., Unipersonal	5.919%	4/18/58	Aa3	613,209
5,750		First Empire Capital Trust I	8.234%	2/01/27	A3	3,850,568
4,250		First Midwest Bancorp Inc.	6.950%	12/01/33	Baa1	1,687,165
3,500		First Union Capital Trust II, Series A	7.950%	11/15/29	A	2,958,907
9,300		HSBC Capital Funding LP, Debt	10.176%	6/30/50	A1	6,848,660
4,300		JPM Chase Capital XXV	6.800%	10/01/37	A1	2,854,529
15,905		KBC Bank Fund Trust III, 144A	9.860%	5/02/50	A2	4,930,820
4,000		KeyCorp Capital III	7.750%	7/15/29	A3	2,881,140
11,800		Lloyd’s Banking Group PLC	6.413%	12/01/49	A3	2,716,454
10,000		North Fork Capital Trust II	8.000%	12/15/27	Baa1	4,385,680
6,000		Northgroup Preferred Capital Corporation, 144A	6.378%	10/15/57	A1	2,049,966
2,000		Reliance Capital Trust I, Series B	8.170%	5/01/28	N/R	871,544
4,200		Royal Bank of Scotland Group PLC	9.118%	3/31/49	Ba2	2,058,332
2,600		Shinsei Finance II Cayman Limited, Perpetual Maturity, 144A	7.160%	7/25/49	BBB-	578,500
3,100		Standard Chartered PLC, 144A	6.409%	1/30/57	BBB+	1,412,214
6,500		Standard Chartered PLC, 144A	7.014%	1/30/58	BBB	3,027,629
14,700		Swedbank ForeningsSparbanken AB, 144A	9.000%	9/17/50	A3	4,851,603
15,290		Unicredito Italiano Capital Trust, 144A	9.200%	4/05/51	A2	4,305,771
600		Union Bank of Norway	7.068%	11/19/49	Aa3	450,395
		Total Commercial Banks				90,969,375
		Diversified Financial Services – 1.4%
—	(11)	AMG Capital Trust II, Convertible Bond	5.150%	10/15/37	BB	6,103
4,800		Fulton Capital Trust I	6.290%	2/01/36	A3	1,609,051
21,500		Old Mutual Capital Funding, Notes	8.000%	6/22/53	Baa3	7,955,000
		Total Diversified Financial Services				9,570,154
		Diversified Telecommunication Services – 1.7%
19		Centaur Funding Corporation, Series B, 144A	9.080%	4/21/20	BBB	12,020,400
		Insurance - 3.9%
2,000		Allstate Corporation	6.500%	5/15/57	Baa1	1,090,000
10,000		American General Capital II	8.500%	7/01/30	Ba2	3,216,970
4,980		American General Institutional Capital, 144A	8.125%	3/15/46	Ba2	1,601,608
4,000		AXA S.A., 144A	6.463%	12/14/49	BBB+	1,423,280
4,000		Everest Reinsurance Holdings, Inc.	6.600%	5/15/37	Baa1	2,002,544
750		Great West Life and Annuity Insurance Company	7.153%	5/16/46	A-	375,893
7,000		Hartford Financial Services Group Inc.	8.125%	6/15/68	Baa2	2,244,690
3,500		Liberty Mutual Group	7.800%	3/15/37	Baa3	1,334,529
1,550		Nationwide Financial Services Capital Trust	7.899%	3/01/37	Baa1	639,147
4,000		Nationwide Financial Services Inc.	6.750%	5/15/67	Baa2	1,686,800
7,600		Oil Insurance Limited, 144A	7.558%	12/30/49	Baa1	2,799,240
2,700		Progressive Corporation	6.700%	6/15/67	A2	1,216,048
5,100		Prudential Financial Inc.	8.875%	6/15/68	BBB+	2,425,290
1,000		Prudential PLC	6.500%	6/29/49	A-	450,000
22,200		XL Capital, Limited	6.500%	10/15/57	BBB-	4,221,308
		Total Insurance				26,727,347
		Real Estate – 0.0%
2,000		CBG Florida REIT Corporation	7.114%	11/15/49	CCC	101,320
		Road & Rail - 0.8%
7,600		Burlington Northern Santa Fe Funding Trust I	6.613%	12/15/55	BBB-	5,522,396
		Thrifts & Mortgage Finance – 0.0%
14,890		Washington Mutual Preferred Funding Cayman, Series A-1, 144A, (9)	7.250%	3/15/49	N/R	10,422
632		Washington Mutual Preferred Funding Trust II, (9)	6.665%	3/15/57	N/R	441
		Total Thrifts & Mortgage Finance				10,863
		Total Capital Preferred Securities (cost $404,713,275)				152,651,466

Shares	Description (1)			Value
	Investment Companies – 1.7% (1.2% of Total Investments)
682,749	Blackrock Preferred Income Strategies Fund			$3,331,815
49,293	Blackrock Preferred Opportunity Trust			275,548
679,959	Flaherty and Crumrine/Claymore Preferred Securities Income Fund Inc.			4,351,738
469,287	John Hancock Preferred Income Fund III			4,153,190
	Total Investment Companies (cost $37,616,817)			12,112,291

Shares	Description (1)			Value
	Rights – 0.0% (0.0% of Total Investments)
326,590	Mapfre S.A., Stock Rights			$4,339
	Total Rights (cost $0)			4,339

Shares	Description (1)			Value
	Warrants – 0.5% (0.4% of Total Investments)
383,295	Endeavor Financial Corporation, 144A			$161,125
716,678	NovaGold Resources Inc., (2)			3,603,099
	Total Warrants (cost $981,810)			3,764,224

Principal
Amount (000)	Description (1)	Coupon	Maturity	Value
	Short–Term Investments – 4.2% (2.9% of Total Investments)
$ 19,699	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/09, repurchase price $29,185,112, collateralized by: $2,360,000 U.S. Treasury Bonds, 8.125%, due 8/15/19, value $3,441,352, $2,110,000 U.S. Treasury Notes, 3.625%, due 5/15/13, value $2,321,422, $15,000,000 U.S. Treasury Notes, 3.500%, due 5/31/13, value $16,414,500, $4,665,000 U.S. Treasury Notes, 2.750%, due 10/31/13, value $4,963,560, $120,000 U.S. Treasury Notes, 1.750%, due 1/31/14, value $120,750 and $2,500,000 U.S. Treasury Notes, 2.375%, due 3/31/16, value $2,509,375	0.100%	4/01/09	$29,185,031

$ 29,185	Total Short–Term Investments (cost $29,185,031)			29,185,031
	Total Investments (cost $1,790,277,092) – 147.0%			1,020,773,465

Shares	Description (1)			Value
	Common Stocks Sold Short – (0.9)%
	Chemicals – (0.1)%
(8,400)	Sigma-Aldrich Corporation			$(317,436)
	Diversified Consumer Services – (0.1)%
(2,640)	ITT Educational Services, Inc., (2)			(619,242)
	Health Care Equipment & Supplies (0.3)%
(20,600)	C. R. Bard, Inc.			(1,642,232)
(9,000)	Chattem Inc., (2)			(504,450)
	Total Health Care Equipment & Supplies			(2,146,682)
	Commercial Services and Supplies – (0.1)%
(2,500)	Strayer Education Inc.			(449,675)
	Specialty Retail – (0.3)%
(15,200)	AutoZone, Inc., (2)			(2,471,824)
	Total Common Stocks Sold Short (proceeds $6,364,611)			(6,004,859)

Number of		Notional	Expiration	Strike
Contracts	Type	Amount (12)	Date	Price	Value
	Call Options Written – (0.4)%
(470)	Ameren Corporation	$(1,410,000)	9/19/09	$ 30.0	$(19,975)
(888)	AngloGold Ashanti Limited	(3,108,000)	1/16/10	35.0	(772,560)
(990)	Arch Coal Inc.	(1,485,000)	4/18/09	15.0	(47,025)
(242)	Arch Coal Inc.	(605,000)	4/18/09	25.0	(1,210)
(734)	Barrick Gold Corporation	(3,670,000)	1/16/10	50.0	(152,305)
(1,640)	BJ Services Company	(2,460,000)	1/16/10	15.0	(127,100)
(417)	BP PLC	(2,085,000)	1/16/10	50.0	(85,485)
(417)	BP PLC	(2,502,000)	1/16/10	60.0	(29,190)
(851)	Cameco Corporation	(1,914,750)	1/16/10	22.5	(136,160)
(111)	Chevron Corporation	(943,500)	1/16/10	85.0	(35,520)
(112)	Chevron Corporation	(1,120,000)	1/16/10	100.0	(11,760)
(885)	Gold Fields Limited	(1,106,250)	7/18/09	12.5	(108,413)
(486)	Ivanhoe Mines Ltd.	(364,500)	1/16/10	7.5	(80,190)
(798)	Newmont Mining Corporation	(4,389,000)	1/16/10	55.0	(408,975)
(1,098)	Nippon Telegraph & Telephone Corporation	(2,470,500)	9/19/09	22.5	(104,310)
(1,098)	Nippon Telegraph & Telephone Corporation	(2,745,000)	9/19/09	25.0	(54,900)
(448)	Royal Dutch Shell PLC	(2,240,000)	7/18/09	50.0	(78,400)
(1,470)	Tyson Foods Inc.	(1,470,000)	1/16/10	10.0	(231,525)
(13,155)	Total Call Options Written (premiums received $3,384,948)	(36,088,500)			(2,485,003)
	Borrowings – (22.6)% (13), (14)				(157,000,000)
	Other Assets Less Liabilities – 0.8%				5,050,002
	FundPreferred Shares, at Liquidation Value – (23.9)% (13)				(165,800,000)
	Net Assets Applicable to Common Shares – 100%				$694,533,605

Fair Value Measurements

During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157 (SFAS No. 157) “Fair Value Measurements.” SFAS No. 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements. In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the Fund’s fair value measurements as of March 31, 2009:

		Level 1	Level 2	Level 3	Total
Investments		$511,855,683	$506,834,997	$2,082,785	$1,020,773,465
Securities sold short		(6,004,859)	–	–	(6,004,859)
Call options written		(2,485,003)	–	–	(2,485,003)
Total		$503,365,821	$506,834,997	$2,082,785	$1,012,283,603

The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:

					Level 3
					Investments
Balance at beginning of period					$4,931,519
Gains (losses):
Net realized gains (losses)					–
Net change in unrealized appreciation (depreciation)					(3,091,285)
Net purchases at cost (sales at proceeds)					–
Net discounts (premiums)					16,426
Net transfers in to (out of) at end of period fair value					226,125
Balance at end of period					$2,082,785

Derivative Instruments and Hedging Activities

During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 161 (SFAS No. 161) “Disclosures about Derivative Instruments and Hedging Activities”.  This standard is intended to enhance financial statement disclosures for derivative instruments and hedging activities and enable investors to better understand: a) how and why a fund uses derivative instruments; b) how derivative instruments are accounted for; and c) how derivative instruments affect a fund's financial position, results of operations and cash flows, if any.  The Fund records derivative instruments at fair value with changes in fair value recognized in the Statement of Operations.  Even though the Fund’s investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for SFAS No. 161 disclosure purposes.

The table below presents the fair value of all derivative instruments held by the Fund as of March 31, 2009, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

		Location on the Statement of Assets and Liabilities
Underlying	Derivative	Asset Derivatives		Liability Derivatives
Risk	Instrument	Location	Fair Value	Location	Fair Value
Equity Price	Options	—	$—	Call options written, at value	$2,485,003

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, recognition of premium amortization, timing differences in the recognition of income on REIT investments and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At March 31, 2009, the cost of investments (excluding proceeds received on securities sold short and call options written) was $1,799,322,511.
Gross unrealized appreciation and gross unrealized depreciation of investments (excluding proceeds received on securities sold short and call options written) at March 31, 2009, were as follows:

Gross unrealized:
Appreciation					$11,592,123
Depreciation					(790,141,169)

Net unrealized appreciation (depreciation) of investments					$(778,549,046)

(1)					All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)					Non-income producing; issuer has not declared a dividend within the past twelve months.
(3)					Investment, or portion of investment, has been pledged to collateralize the net payment obligations under call options written.
(4)

Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.

(5)

Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments of Senior Loans may occur. As a result, the actual remaining maturity of Senior Loans held may be substantially less than the stated maturities shown.

(6)

Senior Loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks.

Senior Loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the Agent Bank and/or Borrower prior to the disposition of a Senior Loan.

(7)					Non-income producing; denotes that the issuer has defaulted on the payment of principal or interest or has filed for bankruptcy.
(8)					This issue is under the protection of the Federal Bankruptcy Court.
(9)

This issue is under protection of the Federal Bankruptcy Court. As a result, the Adviser has concluded this issue is not likely to meet its interest payment obligations and has directed the Fund’s custodian to cease accruing additional income and “write-off” any remaining recorded balances on the Fund’s records.

(10)					Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of Trustees.
(11)					Principal Amount (000) rounds to less than $1,000.
(12)					For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.
(13)					Borrowings and FundPreferred Shares, at Liquidation Value as a percentage of Total Investments are 15.4% and 16.2%, respectively.
(14)

The Fund may pledge up to 100% of its eligible investments in the Portfolio of Investments as collateral for Borrowings. As of March 31, 2009, investments with a value of $531,403,031 have been pledged as collateral for Borrowings.

(15)					Position, or portion of position, represents an unfunded Senior Loan Commitment outstanding at March 31, 2009. At March 31, 2009, the Fund had unfunded Senior Loan Commitments of $377,209.
N/R					Not rated.
DD1					Investment, or portion of investment, purchased on a delayed delivery basis.
WI/DD					Purchased on a when-issued or delayed delivery basis.
144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

ADR					American Depositary Receipt.
CORTS					Corporate Backed Trust Securities.
PPLUS					PreferredPlus Trust.
SATURNS					Structured Asset Trust Unit Repackaging.
TBD

Senior Loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, Senior Loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the Borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.

Item 2. Controls and Procedures.

a.                 The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.                There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Multi-Strategy Income and Growth Fund 2

By (Signature and Title)*	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date May 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date May 29, 2009

By (Signature and Title)*	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date May 29, 2009

*                      Print the name and title of each signing officer under his or her signature.